Concentrations (Details) - Nukkleus Inc.[Member]	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Minimum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding receivable	10.00%
Maximum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding receivable	79.50%
Customers [Member]
Concentrations (Details) [Line Items]
Percentage of revenue	10.00%	10.00%	10.00%	10.00%
Customers [Member] | Minimum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding receivable			10.00%	10.00%
Customers [Member] | Maximum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding receivable			96.20%	92.40%
Suppliers [Member]
Concentrations (Details) [Line Items]
Percentage of revenue	10.00%	10.00%	10.00%	10.00%
Suppliers [Member] | Minimum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding payable	10.00%		10.00%	10.00%
Suppliers [Member] | Maximum [Member]
Concentrations (Details) [Line Items]
Percentage of outstanding payable	91.00%		79.20%	83.70%